DEFERRED REVENUES (Tables)	12 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Deferred Revenues
	December 31,
	2025	2024

Security subscriptions	$1,226.8	$1,064.0
Software updates and maintenance	923.0	896.7
Other	30.6	39.6

	$2,180.4	$2,000.3